Note 4 - Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2017
Content development [member]
Statement Line Items [Line Items]
Finite-lived intangible asset, useful life	5 years
Computer and office equipment [member]
Statement Line Items [Line Items]
Depreciation percentage	20.00%
Property, plant and equipment, useful life	3 years